Stock-Based Compensation	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Stock-Based Compensation

Note 10. Stock-Based Compensation

Pre-Combination Velodyne Stock Incentive Plans

Prior to the Business Combination, commencing in 2008, the Board of Directors of the pre-combination Velodyne approved the 2007 Incentive Stock Plan (2007 Stock Plan) and the 2016 Stock Plan. The 2007 Stock Plan provided for the granting of stock-based awards in the form of stock options and restricted stock awards to employees. The 2016 Stock Plan provides for the direct award or sale of shares, the grant of stock options and restricted stock units (RSUs) to employees, directors and consultants.

As a result of the Business Combination, the stockholders of the Company approved the Velodyne Lidar, Inc. 2020 Equity Incentive Plan (the 2020 Equity Plan). In accordance with the Merger Agreement, the Board approved cancelling and converting all outstanding equity-awards granted under the 2007 Stock Plan and 2016 Stock Plan into equity-based awards under the 2020 Incentive Plan effective upon the consummation of the Business Combination, based on exchange ratios established in the Merger Agreement with the same general terms and conditions corresponding to the original awards.

The Company rolled forward all outstanding options, RSAs and RSUs granted under the 2007 Stock Plan and 2016 Stock Plan into same type of equity-based awards under the 2020 Equity Plan effective upon the consummation of the Business Combination. The shares under the 2007 Stock Plan and 2016 Stock Plan have been retroactively restated as shares reflecting the exchange ratio established in the Merger Agreement.

2020 Equity Incentive Plans

In connection with the Business Combination, on September 29, 2020, the Company’s stockholders approved the 2020 Equity Plan and the 2020 Employee Stock Purchase Plan (the 2020 ESPP).

The 2020 Equity Plan provides for the grant of stock options, stock appreciation rights, restricted stock units and other stock or cash-based awards. The Company initially reserved 27,733,888, approximately 16% of the number of shares of its common stock outstanding upon the Closing, as the “Initial Limit” for the issuance of awards under the 2020 Equity Plan. The 2020 Equity Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2021 and ending on (and including) January 1, 2030, the aggregate number of Common Shares that may be issued under the Plan shall automatically increase by a number equal to the least of (a) 5% of the total number of Common Shares actually issued and outstanding on the last day of the preceding fiscal year, (b) 10,000,000 Common Shares, or (c) a number of Common Shares determined by the Board. This limit is subject to adjustment in the event of a stock split, stock dividend or other change in the Company’s capitalization.

Under the 2020 ESPP, there are initially 3,492,097 authorized but unissued or reacquired shares of common stock reserved for issuance, plus an additional number of shares to be reserved annually on the first day of each fiscal year for a period of not more than 20 years, beginning on January 1, 2021, in an amount equal to the least of (i) one percent (1%) of the outstanding shares of our common stock on such date, (ii) 2,500,000 shares of our common stock or (iii) a lesser amount determined by the Compensation Committee or the Board.

The Board has adopted the sell-to-cover method as the tax withholding method for stock awards upon settlement, pursuant to which shares with a market value equivalent to the tax withholding obligation are sold on behalf of the holder of the awards to cover the tax withholding liability and the cash proceeds from such sales are remitted by the Company to taxing authorities.

During 2020, there were 187,861 shares of Earnout RSU issued under the 2020 Equity Plan, which are subject to a six-month service condition.

Stock Options, RSAs and RSUs

In December 2015, the Company granted RSAs to two employees under the 2007 Stock Plan. The RSAs are subject to a time-based vesting condition and a liquidity event vesting condition, which is (i) an initial public offering, or (ii) a Company sale event, both of which must be satisfied on or before the 10-year anniversary of the date of the grant in order for the RSAs to be vested and settled for shares of common stock. Subject to certain terms, the RSAs provide voting rights equivalent to a common stockholder and are eligible for dividends.

Beginning March 2017, the Company granted options and RSUs to certain employees, directors and consultants pursuant to the 2016 Stock Plan. Options expire in 10 years from the date of grant and typically vest 25 percent upon the one-year anniversary date from the initial vesting date, with the remainder vesting quarterly over the following three years. The RSUs issued prior to September 29, 2020 are subject to a time-based vesting condition and a liquidity event vesting condition, which is (i) an initial public offering, or (ii) a Company sale event, both of which must be satisfied on or before the 7-year anniversary of the date of the grant in order for the RSUs to be vested and settled for shares of common stock. All shares subject to RSUs that do not vest on or before the 7-year anniversary of the date will be forfeited. The RSUs typically vest 25 percent upon the one-year anniversary date from initial vesting date, with the remainder vesting quarterly over the following three years. Certain RSUs also contain performance conditions related to the Company’s product development and business performance for the performance periods specified in the RSU agreements.

In May 2020, the Company granted market-based performance RSUs (PRSUs) that contain service, liquidity event condition and market conditions to vest in the underlying common stock. The PRSUs vest upon the three-year anniversary date from initial vesting date and the number of shares that vests is ultimately dependent on the value of the Company’s stock at the vesting date.

A summary of the stock option activities under the Company’s equity plans is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(Years)	(In thousands)
Option:
Options outstanding as of December 31, 2017, as previously reported	2,603,333	$1.13
Retroactive application of the recapitalization	5,044,795
Options outstanding as of December 31, 2017, as adjusted	7,648,128	0.39
Granted	—
Forfeited	—
Options outstanding as of December 31, 2018	7,648,128	0.39
Forfeited	(82,626)	7.18
Expired	(7,408,821)	0.19
Options outstanding as of December 31, 2019	156,681	6.21
Granted	440,673	5.74
Options outstanding as of December 31, 2020	597,354	5.86	7.3	$10,133
Options exercisable as of December 31, 2020	156,681	6.21	1.36	2,603
Options vested and expected to vest as of December 31, 2020	597,354	5.86	7.3	10,133

A summary of RSA and RSU activities under the Company’s equity plans is as follows:

		Weighted Average Grant Date Fair Value
	Shares	per Share
RSA:
RSAs outstanding as of December 31, 2017, as previously reported	1,404,557	$4.09
Retroactive application of the recapitalization	2,779,067
RSUs outstanding as of December 31, 2017, as adjusted	4,183,624	1.37
Forfeited	—
RSAs outstanding as of December 31, 2018	4,183,624	1.37
Forfeited	—
RSAs outstanding as of December 31, 2019	4,183,624	1.37
Forfeited	—
RSAs outstanding as of December 31, 2020	4,183,624	1.37

RSU:
RSUs outstanding as of December 31, 2017, as previously reported	1,670,669	$19.94
Retroactive application of the recapitalization	3,240,156
RSUs outstanding as of December 31, 2017, as adjusted	4,910,825	6.79
Granted	2,739,268	8.08
Forfeited	(1,222,706)	6.94
RSUs outstanding as of December 31, 2018	6,427,387	7.31
Granted	4,329,925	9.83
Forfeited	(1,217,505)	8.30
RSUs outstanding as of December 31, 2019	9,539,807	8.33
Granted	3,340,173	6.80
Modified	—	12.23
Forfeited	(896,344)	8.48
RSUs outstanding as of December 31, 2020	11,983,636	12.43

PRSU:
PRSUs outstanding as of December 31, 2019	—
Granted	1,101,683	$6.72
PRSUs outstanding as of December 31, 2020	1,101,683	6.72

As a result of the Business Combination, on October 30, 2020, the Board waived the liquidity event vesting condition applicable to approximately 11.8 million outstanding shares of pre-combination Velodyne’s RSUs held by approximately 330 current and former employees and directors. As such, the Company’s outstanding RSUs vested to the extent the applicable service condition was satisfied as of such date. The fair value of the RSUs were re-measured to $12.23 per share, which was based on the fair market value of the underlying Velodyne common stock on the modification date.

Stock-Based Compensation Expense

Prior to the business combination, no compensation expense had been recognized for the RSAs and RSUs granted under the pre-combination Velodyne’s stock incentive plans because the liquidity event vesting condition was not probable of being met. As a result of the Business Combination, on October 30, 2020, the Board waived the liquidity event vesting condition applicable to the pre-combination Velodyne’s RSUs. Therefore, the Company’s outstanding RSUs vested to the extent the applicable service condition was satisfied as of such date. Total fair value of the modified RSUs was $144.4 million based on the fair market value of the underlying Velodyne common stock on the modification date. The value of the modified RSUs was recognized as compensation expense immediately for the vested RSUs as of the modification date, and from the modification date through the remaining requisite service period for the RSUs expected to vest. On October 30, 2020, the Company recorded approximately $77.5 million of compensation expense that resulted from the RSU modification. No incremental compensation costs were recognized on conversion of the options as the fair value of the options issued were equivalent to the fair value of the outstanding options of the 2016 Stock Plan.

The Company uses the Black-Scholes option pricing model to determine the fair value of its stock options and uses the Monte Carlo simulation model to determine the fair value of its market-based PRSUs. The Monte Carlo simulation model uses multiple input variables to determine the probability of satisfying the market condition requirements. The fair value of the PRSUs is not subject to change based on future market conditions. The determination of the fair value for stock options and PRSUs requires judgment, including estimating the fair market value of common stock, stock-price volatility, expected term, expected dividends and risk-free interest rates. The expected volatility rates are estimated based on historical volatilities of the Company’s peers’ common stock over a period of time that approximates the expected term of the options. Due to lack of historical data on employees’ option exercises, the Company estimates the expected term of the options using the simplified method, which calculates the expected term equal to the midpoint between the vesting period and the maximum contractual term.

Expected dividends are estimated based on the Company’s dividend history as well as the Company’s current projections. The risk-free interest rate for periods approximating the expected terms of the options or the PRSUs is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table sets forth the weighted average grant date fair value for options and the assumptions used as inputs for the Black-Scholes option pricing model:

Year Ended December 31, 2020

Weighted average grant date fair value of options	$2.10
Expected term, in years	5.55
Expected volatility	39.82%
Risk-free interest rate	0.371%
Expected dividend yield	—

The following table sets forth the weighted average modification date fair value for PRSUs and the assumptions used as inputs for the Monte Carlo simulation model:

Year Ended December 31, 2020

Weighted average modification date fair value of PRSUs	$6.72
Expected term, in years	2.17
Expected volatility	49.00%
Risk-free interest rate	0.15%
Expected dividend yield	0.00%

The following table presents stock-based compensation expense included in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2020	2019	2018
Cost of revenue	$7,417	$—	$—
Research and development	37,030	97	93
Sales and marketing	14,773	—	—
General and administrative	32,280	38	114
Total stock-based compensation expense	$91,500	$135	$207

The Company recognizes forfeitures as they occur. As of December 31, 2020, unrecognized compensation cost related to RSUs and stock options was $62.9 million and $0.7 million, respectively, which was expected to be recognized over a weighted average period of 2.33 years and 2.93 years, respectively.